ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	13 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
ORGANIZATION AND DESCRIPTION OF BUSINESS

1.ORGANIZATION AND DESCRIPTION OF BUSINESS

E2open Holdings, LLC is a Delaware limited liability company headquartered in Austin, Texas. The condensed consolidated financial statements include the accounts of E2open Holdings, LLC and its wholly owned subsidiaries (collectively, the “Company” or “E2open”). The Company is owned by a syndicate of private equity investors led by Insight Venture Partners (“Insight”). Insight is a leading global venture capital and private equity firm investing in high-growth technology and software companies that are driving transformative change in their industries.

E2open is a leading provider of 100% cloud-based, end-to-end supply chain management software. The Company’s software combines networks, data and applications to provide a deeply embedded, mission-critical platform that allows customers to optimize their supply chain by accelerating growth, reducing costs, increasing visibility and driving improved resiliency. Given the business-critical nature of the Company’s solutions, it maintains deep, long-term relationships with its customers across a wide range of end-markets, including technology, consumer, industrial and transportation, among others.

The COVID‑19 pandemic has caused business disruptions worldwide beginning in January 2020. The full extent to which the pandemic will impact the Company’s business, operations, cash flows and financial condition will depend on future developments that are difficult to accurately predict. The Company has experienced modest adverse impacts as it relates to lengthening of sales cycles and delays in delivering professional services and training to customers. The Company has also experienced modest positive impacts from slowing growth in certain operating expenses due to reduced business travel, deferred hiring for some positions and the cancellation or virtualization of customer events.

The global pandemic continues to evolve, and the Company will carefully monitor the situation to understand its impacts on its business and operations.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

E2open Holdings, LLC is a Delaware limited liability company headquartered in Austin,  Texas. The consolidated financial statements include the accounts of E2open Holdings, LLC and its wholly owned subsidiaries (collectively, the “Company” or “E2open”). The Company is owned by a syndicate of private equity investors led by Insight Venture Partners (“Insight”). Insight is a leading global venture capital and private equity firm investing in high-growth technology and software companies that are driving transformative change in their industries.

E2open is a leading provider of 100% cloud-based, end-to-end supply chain management software. The Company’s software combines networks, data, and applications to provide a deeply embedded, mission-critical platform that allows customers to optimize their supply chain by accelerating growth, reducing costs, increasing visibility, and driving improved resiliency. Given the business-critical nature of the Company’s solutions, it maintains deep, long-term relationships with its customers across a wide range of end-markets, including technology, consumer, industrial, and transportation, among others.